Supplementary Financial Information (Schedule Of Other Income And (Deductions)) (Details) - USD ($) $ in Millions	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2018		Sep. 30, 2017		Sep. 30, 2018		Sep. 30, 2017		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplementary Financial Information [Abstract]
Accretion of fair value adjustment (discount) to regulatory assets due to acquisition accounting										$ 1	$ 5
Professional fees			$ (4)		$ (4)		$ (12)		$ (15)	(15)	(19)
Sempra Acquisition related costs					(16)
Recoverable pension and OPEB - non-service costs	$ (13)	[1]	(8)	[1]	(40)	[1]	(23)	[1]	(5)	(2)	(9)
Non-recoverable pension and OPEB (Note 10)	(1)		(1)		(4)		(4)
Other, including interest income	1				1		4		6	2
Other									(1)	(1)
Other											1
Total other income and (deductions) - net	$ (13)		$ (13)		$ (63)		$ (35)		$ (15)	$ (15)	$ (22)

[1]	The prior periods have been adjusted to present non-service costs as a non-operating cost pursuant to ASU 2017-07. See Note 1 for additional information.